EQUITY ACCOUNTED INVESTMENTS	12 Months Ended
Dec. 31, 2017
Interests In Other Entities [Abstract]
EQUITY ACCOUNTED INVESTMENTS
EQUITY ACCOUNTED INVESTMENTS
The following table presents the ownership interest, voting interest, and carrying values of the partnership's equity accounted investments as at December 31, 2017 and 2016:

(US$ MILLIONS)	Economic interest		Voting interest		Carrying value
	2017	2016	2017	2016	2017	2016
Business services	28%-67%	28%-60%	28%-60%	28%-50%	$212	$80
Construction services	50%-90%	50%-90%	50%-90%	50%	1	1
Industrial operations	50%	—	50%	—	102	—
Energy	14%-25%	14%	29%-60%	29%	294	85
Total					$609	$166

The following table represents the change in the balance of equity accounted investments:

(US$ MILLIONS)	2017	2016
Balance at beginning of year	$166	$492
Acquisitions through business combinations (1)	231	—
Additions	208	—
Dispositions (2)	—	(289)
Share of net income	69	68
Share of other comprehensive income	(5)	(79)
Distributions received	(59)	(25)
Foreign currency translation	(1)	(1)
Balance at end of period	$609	$166
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(1)	See Note 3 for additional information.

(2)
Dispositions of equity accounted investments in 2016 relates to the sell down and reorganization of our Western Australia energy operations during the year. As a result, the partnership now consolidates a smaller portion of the interest of the institutional investors resulting in a decrease in the balance of equity accounted investment and a corresponding decrease in the interest of others.

The acquisitions of BRK Ambiental and Greenergy during 2017 resulted in a $231 million increase in equity accounted investments from December 31, 2016.
Additionally, on September 25, 2017, the partnership acquired, together with institutional investors, a 60% economic interest in Teekay Offshore Partners LP and 49% voting interest in Teekay Offshore's General Partner. The partnership acquired a limited partnership interest in Teekay Offshore Partners LP, as well as warrants and a promissory note for total consideration of $317 million. The acquisition of the limited partnership units resulted in an addition of $208 million to equity accounted investments from December 31, 2016, whereas the acquired warrants and promissory note are recorded separately on the consolidated statements of financial position as financial assets at FVTPL and amortized cost, respectively.
For the year ended December 31, 2017, the partnership received total distributions from equity accounted investments of $59 million, including a distribution of $34 million from our Western Australian energy operation within our energy segment.
The following tables present the gross assets and liabilities of the partnership's equity accounted investments:

	Year Ended December 31, 2017
	Total							Attributable to
(US$ MILLIONS)	Current assets	Non-current assets	Total assets	Current liabilities	Non-current liabilities	Total liabilities	Total net assets	Other ownership interests	Partnership's share (2)
Business services	$97	$488	$585	$139	$206	$345	$240	$93	$147
Construction services	262	11	273	215	56	271	2	1	1
Industrial operations	44	342	386	23	159	182	204	102	102
Energy	799	8,441	9,240	1,370	6,431	7,801	1,439	1,173	266
Total	$1,202	$9,282	$10,484	$1,747	$6,852	$8,599	$1,885	$1,369	$516

	Year Ended December 31, 2016
	Total							Attributable to
(US$ MILLIONS)	Current assets	Non-current assets	Total assets	Current liabilities	Non-current liabilities	Total liabilities	Total net assets	Other ownership interests	Partnership's share (2)
Business services	$69	$96	$165	$47	$87	$134	$31	$17	$14
Construction services	193	22	215	136	77	213	2	1	1
Energy (1)	355	3,784	4,139	511	3,292	3,803	336	304	32
Total	$617	$3,902	$4,519	$694	$3,456	$4,150	$369	$322	$47
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(1)
In April 2016, the partnership sold a 12% interest in an Energy business for $79 million. The partnership also picked up a lower proportionate share in the business in 2016 resulting from a reorganization and sell down to our institutional partners. Following the sale and reorganization, the partnership continued to hold a 9% economic interest and a 29% voting interest, giving the partnership significant influence over the investee. Accordingly, the partnership accounts for the investments using the equity method.

(2)	Attributable to limited partner and redemption-exchange unitholders.
Certain of the partnership's equity accounted investments are subject to restrictions over the extent to which they can remit funds to the partnership in the form of cash dividends, or repayments of loans and advances as a results of borrowing arrangements, regulatory restrictions and other contractual requirements.
The following tables present the gross amounts of revenue, net income, other comprehensive income and distributions from the partnership's equity accounted investments for the year ended December 31, 2017, 2016 and 2015:

	Year Ended December 31, 2017
	Total				Attributable to other ownership interests		Attributable to partnership
(US$ MILLIONS)	Revenue	Net income	OCI	Total	Comprehensive income	Distributions	Comprehensive income	Distributions
Business services	$189	$81	$—	$81	$54	$45	$27	$22
Construction services	208	—	—	—	—	—	—	—
Industrial operations	54	5	—	5	3	2	2	2
Energy	1,058	297	(38)	259	224	170	35	35
Total	$1,509	$383	$(38)	$345	$281	$217	$64	$59

	Year Ended December 31, 2016
	Total				Attributable to other ownership interests		Attributable to partnership
(US$ MILLIONS)	Revenue	Net income	OCI	Total	Comprehensive income	Distributions	Comprehensive income	Distributions
Business services	$120	$49	$—	$49	$32	$38	$17	$20
Construction services	283	—	—	—	—	—	—	—
Energy	941	99	(138)	(39)	(35)	17	(4)	5
Total	$1,344	$148	$(138)	$10	$(3)	$55	$13	$25

	Year Ended December 31, 2015
	Total				Attributable to other ownership interests		Attributable to partnership
(US$ MILLIONS)	Revenue	Net income	OCI	Total	Comprehensive income	Distributions	Comprehensive income	Distributions
Business services	$232	$55	$—	$55	$36	$37	$19	$18
Construction services	332	3	—	3	—	—	3	—
Energy	548	(37)	178	141	74	31	67	28
Total	$1,112	$21	$178	$199	$110	$68	$89	$46

Two of the partnership's equity accounted investments are publicly listed entities with active pricing in a liquid market. The fair value based on the publicly listed price in comparison to the partnership's carrying value is as follows:

	December 31, 2017		December 31, 2016
(US$ MILLIONS)	Public price	Carrying value	Public price	Carrying value
Business services	$44	$—	$39	$—
Energy	242	201	—	—
Total	$286	$201	$39	$—